Equity Based Compensation Plans, Long term incentive plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Series Z Incentive Units [Member]	Dec. 31, 2010 Series Z Incentive Units [Member]	Dec. 31, 2001 Series Z Incentive Units [Member]	Dec. 31, 2010 2010 Series Z-1 Units [Member]	Dec. 31, 2005 2010 Series Z-1 Units [Member]	Dec. 31, 2004 2010 Series Z-1 Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Basis for estimating fair value of a unit				The estimated fair value of a Z Unit is determined on the grant date and considers the company's current stock price, the dividends that are not paid on unvested units and a marketability discount for the 8 to 15 years of illiquidity.
Basis for calculating compensation expense				Compensation expense is calculated by multiplying estimated vesting increases for the period by the estimated fair value as of the grant date less its 1.00 per unit purchase price.
Maximum number of shares (units) authorized for issuance (in shares)				600,000
Conversion ratchet increase for shares issued prior to 2010				(For Z units issued prior 2010, the conversion ratchet accounted for as vesting of the Z Units into common units, will increase by up to 10 up to 20 in certain circumstances following their initial issuance effective January 1 of each year for each participating executive who remains employed by the Company if the Company has met a specified “funds from operations” per share target, or such other target as the Compensation Committee deems appropriate, for the prior year, up to a maximum conversion ratchet of 100.)
Granted (in shares)	1,540,000	14,415,000	18,954,000	46,500,000	108,000,000	200,000		89,999	95,953
Number of senior executives receiving partnership units in exchange for capital committment				6		11	13	14	14
Capital commitment per series of each incentive Unit received (in dollars per share)				$ 1		$ 1	$ 1	$ 1	$ 1
Additional incentive Units of limited partner interest issued (in share units)								27,000
Number of additional senior executives receiving partnership units								2
Number of senior executives receiving partnership units				14		20	20
Number of senior executives receiving partnership units in exchange for cash				8		8	7
Incentive units conversion ratio				one-for-one		one-for-one	one-for-one
Incentive units conversion threshold				convertible into common stock of the Company upon the earlier to occur of 100 percent vesting of the units or the year 2026			Convertible into common stock of the Company upon the earlier to occur of 100 percent vesting of the units or the year 2025
Conversion ratchet increase for shares issued in 2010				The conversion ratchet accounted for as vesting of the 2011 Z-1 Units into common units, increased to 10 percent effective January 1, 2012 because the Company achieved the FFO minimum target of 5.65 per diluted share in 2011. Each year thereafter, vesting of the 2011 Z-1 Units will be consistent with the Company's annual FFO growth, but is not to be less than zero or greater than 14 percent.			The conversion ratchet accounted for as vesting of the 2010 Z-1 Units into common units, will increase to 20 percent effective January 1, 2011 if the Company achieves the FFO target of $4.75 per diluted share in 2010. Each year thereafter, vesting of the 2010 Z-1 Units will be consistent with the Company's annual FFO growth, but is not to be less than zero or greater than 14 percent.
Percentage unit holders entitlement to dividends distributed to common stockholders (in hundredths)				10.00%			10.00%
Funds from operations (FFO) target per diluted share (in dollars per share)				$ 5.65			$ 4.75
Percentage unit holders entitlement to annual dividend on achievement of FFO target payable in next fiscal year				20.00%			25.00%
Subsequent conditions for increasing the unit holders distributions received				Each year thereafter, the percent of distributions received by the 2011 Z-1 Unit holders will increase by the same percentage amounts that the 2011 Z-1 Units vesting increases, provided that once the 2011 Z-1 Units holders receive distributions of 30 percent, such distribution percentage will not increase further until the 2011 Z-1 Unit vesting is at the 30 percent level. Once such vesting percentage is at the 30 percent level, subsequent distributions for the 2011 Z-1 Unit holders will be equal to the vesting percentage of the 2011 Z-1 Units.			Each year thereafter, the percent of distributions received by the 2010 Z-1 Unit holders will increase by the same percentage amounts that the 2010 Z-1 Units vesting increases, provided that once the 2010 Z-1 Units holders receive distributions of 30 percent, such distribution percentage will not increase further until the 2010 Z-1 Unit vesting is at the 30 percent level. Once such vesting percentage is at the 30 percent level, subsequent distributions for the 2010 Z-1 Unit holders will be equal to the vesting percentage of the 2010 Z-1 Units.